Document And entity Information	Oct. 15, 2019
Cover page.
Document Type	8-K
Document Period End Date	Oct. 15, 2019
Entity Registrant Name	HOPE BANCORP INC
Entity Incorporation, State or Country Code	DE
Entity File Number	000-50245
Entity Tax Identification Number	95-4849715
Entity Address, Address Line One	3200 Wilshire Boulevard, Suite 1400
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90010
City Area Code	213
Local Phone Number	639-1700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	HOPE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001128361
Amendment Flag	false